Fair Value of Financial Instruments - Carrying Values and the Estimated Fair Values of Debt Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying value, long-term debt	$ 646.4	$ 977.3	$ 674.4
Convertible senior notes
Debt Instrument [Line Items]
Carrying value, convertible senior notes	397.2	394.9	392.7
Estimated fair value, convertible senior notes	361.6	344.7	448.8
Revolving credit facility
Debt Instrument [Line Items]
Carrying value, line of credit	250.0	584.6	282.9
Estimated fair value, line of credit	250.0	584.6	282.9
Other
Debt Instrument [Line Items]
Carrying value, long-term debt	0.0	0.6	0.0
Estimated fair value, long-term debt	$ 0.0	$ 0.6	$ 0.0